Debt (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Other indebtedness		$ 109	$ 1,479
Total Debt		493,287	491,847
Less: current portion		(6,726)	(6,128)
Total Long-Term Debt		486,561	485,719
7.25% Unsecured Notes due February 1, 2019 [Member]
Debt Instrument [Line Items]
Unamortized Debt Issuance Expense			100
Unsecured notes	[1]	399,507	399,052
Kaplan Four Year Credit Agreement Dated July 14, 2016 [Member]
Debt Instrument [Line Items]
Unamortized Debt Issuance Expense		400	500
Line of Credit	[2]	$ 93,671	$ 91,316

[1]	The carrying value is net of $0.1 million of unamortized debt issuance costs as of December 31, 2016.
[2]	The carrying value is net of $0.4 million and $0.5 million of unamortized debt issuance costs as of December 31, 2017 and 2016, respectively.